PRO FORMA CONSOLIDATED BALANCE SHEETS (Unaudited) (USD $)	Sep. 30, 2011
Historical
Cash and equivalents	$ 9,596,616	[1]
Accounts receivable	10,891,541	[1]
Receivable from related party	281,922	[1]
Inventory	3,726,328	[1]
Prepayment	322,498	[1]
Other receivables	614,914	[1]
Due from shareholders	281,922	[1]
Deferred compensation	675,000	[1]
Total current assets	26,108,819	[1]
Plant, property & equipment, net	1,144,341	[1]
Deferred compensation - noncurrent	592,243	[1]
Goodwill	47,294,151	[1]
Intangible assets, net	17,783,357	[1]
Total noncurrent assets	66,814,092	[1]
Total assets	92,922,911	[1]
Accounts payable	5,160,247	[1]
Accrued expenses and other payables	1,346,278	[1]
Taxes payable	(397,237)	[1]
Loan payable to related party	566,492	[1]
Total current liabilities	6,675,780	[1]
Deferred tax liability	4,289,266	[1]
Total Liabilities	10,965,046	[1]
Commitments and Contingency		[1]
Preferred stock, $.001 par value, 0 shares authorized, issued and outstanding as of September 30, 2011		[1]
Common stock, $.001 par value, 140,000,000 shares authorized, 14,551,731 shares issued and outstanding as of September 30, 2011	14,552	[1]
Additional paid in capital	74,163,916	[1]
Statutory reserves	2,410,573	[1]
Other comprehensive income	2,493,892	[1]
Retained earnings	2,874,932	[1]
Total stockholders' equity	81,957,865	[1]
Total liabilities and stockholders' equity	92,922,911	[1]
Adjustments for the Disposition
Cash and equivalents	(4,793,128)	[2]
Accounts receivable	(2,576,256)	[2]
Receivable from related party		[2]
Inventory	(1,849,614)	[2]
Prepayment		[2]
Other receivables	13,459,518
Due from shareholders		[2]
Deferred compensation		[2]
Total current assets	4,240,520	[2]
Plant, property & equipment, net	(939,561)	[2]
Deferred compensation - noncurrent		[2]
Goodwill		[2]
Intangible assets, net	(6,141,532)	[2]
Total noncurrent assets	(7,081,093)	[2]
Total assets	(2,840,573)	[2]
Accounts payable	(1,427,085)	[2]
Accrued expenses and other payables	(589,884)	[2]
Taxes payable	561,997	[2]
Loan payable to related party		[2]
Total current liabilities	(1,454,972)	[2]
Deferred tax liability	(1,401,057)	[2]
Total Liabilities	(2,856,029)	[2]
Commitments and Contingency		[2]
Preferred stock, $.001 par value, 0 shares authorized, issued and outstanding as of September 30, 2011		[2]
Common stock, $.001 par value, 140,000,000 shares authorized, 14,551,731 shares issued and outstanding as of September 30, 2011		[2]
Additional paid in capital		[2]
Statutory reserves		[2]
Other comprehensive income		[2]
Retained earnings	15,456	[3]
Total stockholders' equity	15,456	[2]
Total liabilities and stockholders' equity	(2,840,573)	[2]
ProForma
Cash and equivalents	4,803,488
Accounts receivable	8,315,285
Receivable from related party	281,922
Inventory	1,876,714
Prepayment	322,498
Other receivables	14,074,432	[4]
Due from shareholders	281,922
Deferred compensation	675,000
Total current assets	30,349,339
Plant, property & equipment, net	204,780
Deferred compensation - noncurrent	592,243
Goodwill	47,294,151
Intangible assets, net	11,641,825
Total noncurrent assets	59,732,999
Total assets	90,082,338
Accounts payable	3,733,162
Accrued expenses and other payables	756,394
Taxes payable	164,760
Loan payable to related party	566,492
Total current liabilities	5,220,808
Deferred tax liability	2,888,209
Total Liabilities	8,109,017
Commitments and Contingency
Preferred stock, $.001 par value, 0 shares authorized, issued and outstanding as of September 30, 2011
Common stock, $.001 par value, 140,000,000 shares authorized, 14,551,731 shares issued and outstanding as of September 30, 2011	14,552
Additional paid in capital	74,163,916
Statutory reserves	2,410,573
Other comprehensive income	2,493,892
Retained earnings	2,890,388	[3]
Total stockholders' equity	81,973,321
Total liabilities and stockholders' equity	$ 90,082,338

[1]	Source: unaudited financial statements of New Energy Systems Group for the period ended September 30, 2011 as filed in Quarterly Report Form 10-Q filed with the SEC on November 14, 2011
[2]	Due to the Disposition, the adjustments reflect the Company's deconsolidation of Billion Electronics Ltd. and subsidiaries as of September 30, 2011 as a result of disposal of the subsidiaries
[3]	Represents the gain from the disposition of Billion Electronics Ltd. and subsidiaries
[4]	Represents the receivable of the selling price of Billion Electronics Ltd. and subsidiaries as of September 30, 2011